Financial instruments - Financial assets at amortized cost (Details) - Financial assets at amortized cost - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Carrying value	£ 213,332	£ 1,649
Fair value	213,332	1,649
Trade receivables [member]
Financial assets
Carrying value	672	810
Fair value	672	810
Cash at bank
Financial assets
Carrying value	212,660	839
Fair value	£ 212,660	£ 839